UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21949

DWS Dreman Value Income Edge Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Common Stocks 33.1%
Consumer Discretionary 0.1%
Media
Cinram International Income Fund (Units)	275,500	339,214
Energy 28.5%
Oil, Gas & Consumable Fuels
ARC Energy Trust (Units)	611,200	9,951,495
Bonavista Energy Trust (Units)	514,296	7,082,245
BP Prudhoe Bay Royalty Trust	49,000	3,593,660
Crescent Point Energy Trust (Units)	697,298	13,607,055

DHT Maritime, Inc.	519,500	2,878,030
Freehold Royalty Trust (Units)	429,200	3,647,070
Frontline Ltd.	110,000	3,257,100
Harvest Energy Trust (Units)	988,713	8,671,013
NAL Oil & Gas Trust (Units)	941,100	6,136,779
Pengrowth Energy Trust (Units)	1,200,100	9,144,762
Penn West Energy Trust (Units)	477,300	5,307,576

		73,276,785
Financials 0.0%
Thrifts & Mortgage Finance
Washington Mutual, Inc.	47,000	1,011
Industrials 4.3%
Machinery 2.0%
New Flyer Industries, Inc. (IDS) (Units)	683,968	4,598,569
Wajax Income Fund (Units)	24,600	420,462

		5,019,031
Marine 1.2%
Eagle Bulk Shipping, Inc.	445,800	3,040,356
Road & Rail 1.1%
Contrans Income Fund (Units)	624,194	2,957,906
Utilities 0.2%
Independent Power Producers & Energy Traders
Primary Energy Recycling Corp. (EIS) (Units)	281,000	557,675

Total Common Stocks (Cost $156,676,166)		85,191,978
Convertible Preferred Stocks 3.1%
Financials
CIT Group, Inc., Series C, 8.75%	225,000	6,493,500
Fannie Mae, Series 08-1, 8.75%	1,500,000	1,575,000

Convertible Preferred Stocks (Cost $86,250,000)		8,068,500
	Principal Amount ($)	Value ($)

Corporate Bonds 63.3%
Consumer Discretionary 18.2%
ArvinMeritor, Inc., 8.125%, 9/15/2015	20,000,000	9,000,000
H&E Equipment Services, Inc., 8.375%, 7/15/2016	17,000,000	9,010,000
Hertz Corp., 10.5%, 1/1/2016	20,000,000	9,125,000
Neiman Marcus Group, Inc., 9.0%, 10/15/2015 (PIK)	15,000,000	6,600,000
United Rentals North America, Inc., 7.75%, 11/15/2013	20,000,000	13,000,000

		46,735,000
Consumer Staples 2.4%
Alliance One International, Inc., 12.75%, 11/15/2012	5,395,000	3,938,350
Rite Aid Corp., 8.625%, 3/1/2015	6,900,000	2,380,500

		6,318,850
Energy 10.5%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014	19,750,000	10,467,500
Clayton Williams Energy, Inc., 7.75%, 8/1/2013	13,973,000	7,824,880
Connacher Oil & Gas Ltd., 144A, 10.25%, 12/15/2015	4,500,000	1,800,000

Dynegy Holdings, Inc., 7.75%, 6/1/2019	10,000,000	6,900,000

		26,992,380
Financials 8.2%
Compton Petroleum Finance Corp., 7.625%, 12/1/2013	22,571,000	6,771,300
DJO Finance LLC, 10.875%, 11/15/2014	15,400,000	11,088,000
Hexion US Finance Corp., 6.649% **, 11/15/2014	12,000,000	3,240,000

		21,099,300
Health Care 4.0%
HCA, Inc., 9.25%, 11/15/2016	9,500,000	8,716,250
Select Medical Corp., 8.834% **, 9/15/2015	3,200,000	1,664,000

		10,380,250
Industrials 8.3%
Casella Waste Systems, Inc., 9.75%, 2/1/2013	17,740,000	14,192,000
Texas Competitive Electric Holdings Co., LLC, 144A, 10.5%, 11/1/2015	10,000,000	7,100,000

		21,292,000
Information Technology 2.5%
First Data Corp., 9.875%, 9/24/2015	7,000,000	4,235,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	5,000,000	2,200,000

		6,435,000
Materials 7.8%
Crown Cork & Seal Co., Inc., 8.0%, 4/15/2023	18,104,000	14,211,640
Union Carbide Corp., 7.75%, 10/1/2096	10,000,000	5,890,520

		20,102,160
Telecommunication Services 1.4%
Nortel Networks Ltd., 10.75%, 7/15/2016	13,500,000	3,577,500

Total Corporate Bonds (Cost $297,360,995)		162,932,440
Loan Participations and Assignments 8.3%
Senior Loans **
Bausch & Lomb, Inc.:
Term Delay Draw, 5.946%, 12/31/2050	1,130,221	776,716
Term Loan, 5.946%, 12/31/2050	7,478,298	5,139,273
First Data Corp., Term Loan, 5.552%, 10/8/2012	12,520,000	8,012,800
TXU Corp., Term Loan, 6.234%, 11/1/2017	10,570,000	7,354,976

Total Loan Participations and Assignments (Cost $31,008,341)		21,283,765
Subordinated Income Notes*** 0.7%
Preferred Term Securities XVI Ltd., 144A, Income Note, 0.00%, 3/23/2035 *	3,900,000	272,220
Preferred Term Securities XVII Ltd., 144A, Income Note, 0.00%, 6/23/2035 *	3,750,000	239,250
Preferred Term Securities XVIII Ltd., 144A, Income Note, 7.26%, 9/23/2035 *	3,750,000	0
Preferred Term Securities XIX Ltd., 144A, Income Note, 12.6%, 12/22/2035	2,500,000	124,000
Preferred Term Securities XXI Ltd., 144A, Income Note, 0.00%, 3/22/2038 *	3,750,000	0
Preferred Term Securities XXIII Ltd., 144A, Income Note, 4.07%, 12/22/2036	3,750,000	406,500
Preferred Term Securities XXIV Ltd., 144A, Income Note, 5.99%, 3/22/2037	7,500,000	763,500

Total Subordinated Income Notes (Cost $27,672,475)		1,805,470
	Shares	Value ($)

Closed End Investment Companies 3.9%
Apollo Investment Corp.	784,479	7,303,499
Evergreen Income Advantage Fund	451,368	2,487,038

Pioneer High Income Trust	33,016	263,798

Total Closed End Investment Companies (Cost $24,376,566)		10,054,335
Cash Equivalents 10.0%
Cash Management QP Trust, 1.42% (a) (Cost $25,589,039)	25,589,039	25,589,039
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $648,933,582) †	122.4	314,925,527
Notes Payable	(29.2)	(75,000,000)
Other Assets and Liabilities, Net	6.8	17,449,740

Net Assets	100.0	257,375,267

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.

***		Annualized yield at December 31, 2008. Not a coupon rate.
†

The cost for federal income tax purposes was $669,359,307. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $354,433,780. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,334,853 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $356,768,633.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EIS: Enhanced Income Security
IDS: Income Deposit Security
PIK: Denotes that all or a portion of the income is paid in kind.

At December 31, 2008, the Portfolio had unfunded loan commitments of $1,643,525 which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower			Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)

Bausch & Lomb, Inc., Term Delay Draw, 12/31/2050			1,643,525	1,099,560	(543,965)
At December 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

Nasdaq 100 Index	3/19/2009	458	55,758,507	55,532,500	(226,007)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 102,975,598	$ (226,007)
Level 2	210,144,459	(543,965)
Level 3	1,805,470	-
Total	$ 314,925,527	$ (769,972)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and unfunded loan commitments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at December 31, 2008:

Investments in Securities
Balance as of October 1, 2008	$ 6,317,200
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(4,511,730)
Amortization Premium/Discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of December 31, 2008	$ 1,805,470

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008